Condensed Consolidating Financial Information (Narrative) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Mar. 28, 2016	May 21, 2015	Nov. 10, 2010
For the year ending December 31,
Subsidiaries, Ownership Percentage	80.00%
Boyd
For the year ending December 31,
Subsidiaries, Ownership Percentage					100.00%
Long-term Debt, Gross	$ 3,121,558,000	$ 3,283,129,000
Boyd | Senior Notes | 6.000% Senior Notes Due 2026 [Member]
For the year ending December 31,
Debt instrument, stated interest rate	6.00%
Boyd | Senior Notes | Senior Notes Due 2023 [Member]
For the year ending December 31,
Debt instrument, stated interest rate	6.875%	6.875%		6.875%	6.875%
Subsidiaries, Ownership Percentage				100.00%
Boyd | Senior Notes | Senior Notes Due 2026 [Member]
For the year ending December 31,
Debt instrument, stated interest rate	6.375%	6.375%	6.375%	6.375%
Subsidiaries, Ownership Percentage				100.00%
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member] | Boyd | Senior Notes | 6.000% Senior Notes Due 2026 [Member]
For the year ending December 31,
Long-term Debt, Gross	$ 700.0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member] | Boyd | Senior Notes | Senior Notes Due 2023 [Member]
For the year ending December 31,
Long-term Debt, Gross	750,000,000	$ 750,000,000
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member] | Boyd | Senior Notes | Senior Notes Due 2026 [Member]
For the year ending December 31,
Long-term Debt, Gross	$ 750,000,000	$ 750,000,000